Long-term debt - Senior unsecured notes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Oct. 22, 2025	May 01, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Unamortized debt premium on senior secured notes	$ 3,587,000			$ 0
Financing costs	$ 11,751,000			6,336,000
Senior unsecured notes
Debt Instrument [Line Items]
Outstanding balance				$ 0
Senior Unsecured Notes Due 2030 | Senior unsecured notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 125,000,000.0	$ 225,000,000.0
Outstanding balance		350,000,000
Unamortized debt premium on senior secured notes		$ 3,800,000
Interest rate	7.75%
Financing costs	$ 8,949,000
Senior Unsecured Notes Due 2030 | Senior unsecured notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount	101.00%
Percentage of principal amount redeemed	40.00%
Senior Unsecured Notes Due 2030 | Senior unsecured notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount	107.75%
Percentage of principal amount redeemed	40.00%
Senior Unsecured Notes Due 2030 | Senior unsecured notes | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount	103.875%
Senior Unsecured Notes Due 2030 | Senior unsecured notes | Debt Instrument, Redemption, Period Four
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount	101.938%
Senior Unsecured Notes Due 2030 | Senior unsecured notes | Debt Instrument, Redemption, Period Five
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount	100.00%